Description of Organization And Business Operations And Going Concern - Additional Information (Detail) - USD ($)		8 Months Ended	9 Months Ended
	Nov. 26, 2021	Dec. 31, 2021	Sep. 30, 2022	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation date of incorporation		Apr. 22, 2021	Apr. 22, 2021
Proceeds from issuance initial public offering	$ 204,102,000	$ 200,010,000
Shares issued, price per share	$ 10.2
Proceeds from issuance of common stock		$ 25,000
Restricted Investment Term	185 days	185 days	185 days
Transaction costs	$ 11,274,404
Underwriting fees	3,480,000
Deferred underwriting fees	6,525,000
Fair value of purchase price of founder shares	623,500
Deferred underwriting commissions	$ 6,525,000
Period with in which business combination shall be consummated from the consummation of initial public offer		15 months	15 months
Period with in which business combination shall be consummated extended period		18 months	18 months
Temporary equity redemption price per share		$ 10.2	$ 10.2
Minimum tangible assets for business combination		$ 5,000,001	$ 5,000,001
Net tangible assets required for consummation of business combination		$ 5,000,001	$ 5,000,001
Percentage of temporary equity redemption restriction		15.00%	15.00%
Percentage of public shares to be redeemed on non completion of business combination		100.00%	100.00%
Percentage of amount of trust assets of target company excluding under writing commission working capital and taxes		80.00%	80.00%
Liquidation basis of accounting, accrued costs to dispose of assets and liabilities		$ 100,000	$ 100,000
Percentage of public share holding to be redeemed in case of non occurrence of business combination		100.00%	100.00%
Terget Entity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage		50.00%		50.00%
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued		5,002,500	5,002,500
Common stock, par value		$ 0.0001	$ 0.0001
Share Price Equal Or Exceeds Ten Point Two Zero Rupees Per Dollar [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price		$ 10.2	$ 10.2
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period with in which business combination shall be consummated extended period		21 months	21 months
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period with in which business combination shall be consummated extended period		15 months	15 months
Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price		$ 10.2	$ 10.2
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares	20,010,000
Shares issued, price per share	$ 10
Offering costs	$ 645,904
IPO [Member] | Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares	20,010,000
Proceeds from issuance initial public offering	$ 200,100,000
Shares issued, price per share		10	10
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period	8,638,500
Shares issued, price per share	$ 1
Private Placement [Member] | Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued, price per share		$ 3.33	$ 3.33
Common stock, shares issued		150,000	150,000
Common stock, par value		$ 0.0001	$ 0.0001
Proceeds from issuance of common stock		$ 500,000	$ 500,000
Payment of underwriting discount		$ 0	$ 0